Equity Award Plans - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) shares	Oct. 31, 2017 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) employee $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)			17,345,014	17,345,014
Early exercises, compensation cost | $				$ 1.2	$ 2.3
Common stock, shares outstanding including early exercises (shares)			38,266,450	38,266,450	6,184,187
Number of shares available for grant (in shares)			3,732,143	3,732,143	155,368	833,319
Options grants in period, weighted average grant date fair value (in dollars per share) | $ / shares				$ 9.79	$ 8.24	$ 5.82
Aggregate intrinsic value of employee options exercised | $				$ 4.4	$ 6.0	$ 10.0
Unrecognized compensation cost related to unvested options | $			$ 25.8	$ 25.8
Option exercise price (in dollars per share) | $ / shares			$ 10.63	$ 10.63	$ 10.13	$ 7.72
Number of employees with separation agreements | employee					3
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration period				10 years
Straight-line basis weighted-average amortization period				2 years 1 month 6 days
Equity award plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)			3,732,143	3,732,143
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent of market price		85.00%
Annual increase to shares available for future issuance (in shares)	800,000	800,000
Percentage of common stock outstanding annual increase to shares available for issuance	1.00%	1.00%
Number of shares available for grant (in shares)	800,000	800,000
Stock purchase offering period		6 months
Participants maximum percentage of annual salary	15.00%	15.00%
Shares purchased during period (in shares)				0
Unrecognized compensation cost | $			$ 1.1	$ 1.1
Straight-line basis weighted-average amortization period				4 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Common stock reserved for issuance (shares)			4,216,001	4,216,001
Unrecognized compensation cost | $			$ 67.2	$ 67.2
Straight-line basis weighted-average amortization period				2 years 2 months 12 days
Restricted stock units outstanding (shares)			4,216,001	4,216,001	1,898,623	1,069,526
Award requisite service period				181 days
Stock options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $	$ 21.2
CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock-based compensation cost over service period | $				$ 7.6
Incremental stock-based compensation expense | $			$ 6.5
2000 Stock Option and Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent of market price				100.00%
Outstanding common stock ownership threshold, percentage				10.00%
Purchase price of common stock for executive officers that own more than 10%, percent of market price				110.00%
Option expiration period				10 years
2000 Stock Option and Incentive Plan | Stock options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be added to the Plan (shares)	12,500,000	12,500,000
Annual increase to shares available for future issuance (in shares)	3,800,000	3,800,000
Percentage of common stock outstanding annual increase to shares available for issuance	5.00%	5.00%
2017 Equity Incentive Plan | Equity award plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)	3,800,000	3,800,000